United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       02/13/07
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 134
Form 13F Information Table Value Total: 191,477
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                            VALUE     SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------     -------------   --------  -------      -------   -- --- ------  -------  ----      -----  ---

Bunge Limited                 Equities        G16962105          1202    16,575SH     SOLE                 16,575
UTI Worldwide Inc             Equities        G87210103           718    24,000SH     SOLE                 24,000
Transocean Inc                Equities        G90076103           226     2,800SH     SOLE                  2,800
Adobe Systems Inc             Equities        00724f101           316     7,675SH     SOLE                  7,675
AES Corp                      Equities        00130H105           443    20,100SH     SOLE                 20,100
AT&T Inc                      Equities        00206R102           365    10,197SH     SOLE                 10,197
Allegheny Tech Inc New        Equities        01741R102           218     2,400SH     SOLE                  2,400
America Movil Sa L Adr        Equities        02364W105           594    13,125SH     SOLE                 13,125
American Express Co           Equities        025816109           357     5,880SH     SOLE                  5,880
American International Group IEquities        026874107           966    13,475SH     SOLE                 13,475
Amgen Inc                     Equities        031162100           802    11,745SH     SOLE                 11,745
Analog Devices Inc            Equities        032654105           315     9,575SH     SOLE                  9,575
Apache Corp                   Equities        037411105           652     9,804SH     SOLE                  9,804
Apple Computer Inc            Equities        037833100           898    10,580SH     SOLE                 10,580
AstraZeneca PLC               Equities        046353108           219     4,085SH     SOLE                  4,085
Autodesk Inc                  Equities        052769106           480    11,875SH     SOLE                 11,875
Autoliv Inc                   Equities        052800109           626    10,375SH     SOLE                 10,375
AXA ADS                       Equities        054536107           391     9,696SH     SOLE                  9,696
Berkshire Hathaway Cl A       Equities        084670108        108560       987SH     SOLE                    987
Berkshire Hathaway Cl B       Equities        084670207          1191       325SH     SOLE                    325
Best Buy Co Inc               Equities        086516101           664    13,504SH     SOLE                 13,504
Carnival Corp                 Paired CTF       143658300          319     6,509SH     SOLE                  6,509
Caterpillar Inc               Equities         149123101          343     5,600SH     SOLE                  5,600
Cemex Sa Adr                  Equities         151290889          394    11,644SH     SOLE                 11,644
CH Robinson Worldwide Inc     Equities        12541W209           507    12,400SH     SOLE                 12,400
CHC Helicopter Corp           Equities        12541C203           211    10,000SH     SOLE                 10,000
CVS Corp                      Equities         126650100          281     9,075SH     SOLE                  9,075
ChevronTexaco Corp.           Equities         166764100          516     7,024SH     SOLE                  7,024
Chicago Bridge & Iron         NY Registry SH   167250109          224     8,200SH     SOLE                  8,200
Cisco Systems Inc             Equities        17275R102          1498    54,795SH     SOLE                 54,795
CIT Group Inc                 Equities         125581108          245     4,400SH     SOLE                  4,400
Citigroup Inc                 Equities         172967101         1400    25,129SH     SOLE                 25,129
Citrix Systems Inc            Equities         177376100          300    11,105SH     SOLE                 11,105
CMGI Inc                      Equities         125750109           41    30,470SH     SOLE                 30,470
CNOOC Ltd                     Sponsored ADR    126132109          229     2,423SH     SOLE                  2,423
Coach Inc                     Equities         189754104         1656    38,550SH     SOLE                 38,550
Companhia Vale Do ADR         Sponsored ADR    204412209          283     9,500SH     SOLE                  9,500
ConocoPhillips                Equities        20825C104           513     7,125SH     SOLE                  7,125
Constellation Brands Inc      Equities        21036P108           987    34,000SH     SOLE                 34,000
Corning Inc                   Equities         219350105          427    22,823SH     SOLE                 22,823
Corporate Executive Board Co  Equities        21988R102           272     3,100SH     SOLE                  3,100
Countrywide Financial Inc     Equities         222372104          858    20,205SH     SOLE                 20,205
Cree Inc                      Equities         225447101          229    13,226SH     SOLE                 13,226
Danaher Corp                  Equities         235851102          730    10,075SH     SOLE                 10,075
Devon Energy Corp             Equities        25179M103           352     5,248SH     SOLE                  5,248
Walt Disney Co                Equities         254687106          203     5,914SH     SOLE                  5,914
Dominion Resources Inc        Equities        25746U109          1117    13,325SH     SOLE                 13,325
Duke Energy Corp.             Equities        26441C105           366    11,022SH     SOLE                 11,022
Electronic Arts Inc           Equities         285512109          613    12,175SH     SOLE                 12,175
EMC Corp                      Equities         268648102          317    23,986SH     SOLE                 23,986
Ensco International Inc       Equities        26874Q100           601    12,000SH     SOLE                 12,000
Enterprise Products Partners  Equities         293792107         1141    39,360SH     SOLE                 39,360
Exxon Mobil Corporation       Equities        30231G102          2123    27,700SH     SOLE                 27,700
FedEx Corp                    Equities        31428X106          1026     9,450SH     SOLE                  9,450
General Electric Co           Equities         369604103         1752 47,084.78SH     SOLE              47,084.78
Gilead Sciences Inc           Equities         375558103          623     9,600SH     SOLE                  9,600
GlaxoSmithkline Plc           Sponsored ADR   37733W105           289     5,485SH     SOLE                  5,485
Goldman Sachs Group Inc       Equities        38141G104           853     4,280SH     SOLE                  4,280
Groupe Danone SPON ADR        Spon ADR         399449107          248     7,596SH     SOLE                  7,596
Grupo Televisa SA DE CV SPON ASp ADR Rep ORD  40049J206           520    19,244SH     SOLE                 19,244
Hewlett-Packard Co            Equities         428236103          337     8,173SH     SOLE                  8,173
Home Depot Inc                Equities         437076102          259     6,445SH     SOLE                  6,445
Honeywell International Inc   Equities         438516106          256     5,665SH     SOLE                  5,665
HSBC Holdings PLC Spon ADR    Sp ADR           404280406          455     4,963SH     SOLE                  4,963
Huaneng Power International InEquities         443304100          222     6,189SH     SOLE                  6,189
Icici Bank Ltd Adr            Equities        45104G104           600    14,374SH     SOLE                 14,374
Infosys Technologies Ltd      Sp ADR           456788108          564    10,342SH     SOLE                 10,342
Intel Corp                    Equities         458140100          462    22,800SH     SOLE                 22,800
International Business MachineEquities         459200101          568     5,850SH     SOLE                  5,850
iShares MSCI Japan Index Fund Unit Trusts      464286848          149    10,470SH     SOLE                 10,470
IShares Trust DJ Total Market Unit Trusts      464287846          309     4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co        Equities        46625H100          1024    21,197SH     SOLE                 21,197
Jabil Circuit Inc             Equities         466313103          286    11,650SH     SOLE                 11,650
Johnson & Johnson             Equities         478160104         1410    21,350SH     SOLE                 21,350
Kinder Morgan Energy Partners Equities         494550106          201     4,200SH     SOLE                  4,200
KLA-Tencor Corp               Equities         482480100          655    13,175SH     SOLE                 13,175
L-3 Communications Holdings InEquities         502424104         1057    12,920SH     SOLE                 12,920
Lehman Bros. Holdings Inc     Equities         524908100          336     4,300SH     SOLE                  4,300
Medtronic Inc                 Equities         585055106         1043    19,485SH     SOLE                 19,485
Merrill Lynch & Co            Equities         590188108         1582    16,990SH     SOLE                 16,990
Metlife Inc                   Equities        59156R108          1114    18,875SH     SOLE                 18,875
Microsoft Corp.               Equities         594918104          784 26,265.50SH     SOLE              26,265.50
S&P Midcap 400 SPDRs          Unit Trusts      595635103          842     5,750SH     SOLE                  5,750
Monsanto Co                   Equities        61166w101           210     4,000SH     SOLE                  4,000
Morgan Stanley & Co           Equities         617446448          479     5,878SH     SOLE                  5,878
Motorola Inc                  Equities         620076109          222    10,800SH     SOLE                 10,800
Nobel Learning Communities IncEquities         654889104          173    15,130SH     SOLE                 15,130
Noble Corp                    Equities         655042109          609     8,000SH     SOLE                  8,000
Noble Energy Inc              Equities         654894104          467     9,512SH     SOLE                  9,512
Nokia Corporation             Spon ADR         654902204          654    32,162SH     SOLE                 32,162
Norfolk Southern Corp         Equities         655844108          251     5,000SH     SOLE                  5,000
Northern Trust Corp           Equities         665859104          590     9,725SH     SOLE                  9,725
Nuveen Quality Preferred IncomEquities        67071S101           201    13,550SH     SOLE                 13,550
Oneok Partners LP             Unit Ltd partn  68268N103           697    11,000SH     SOLE                 11,000
Oracle Corp                   Equities        68389X105           276    16,100SH     SOLE                 16,100
Patterson UTI Energy Inc      Equities         703481101          508    21,875SH     SOLE                 21,875
Pepsico Inc.                  Equities         713448108          749    11,975SH     SOLE                 11,975
Petroleo Brasileiro Adr       Spon ADR        71654V408           450     4,373SH     SOLE                  4,373
Petroleum Development Corp    Equities         716578109          646    15,000SH     SOLE                 15,000
Plains All American Pipeline LEquities         726503105          292     5,700SH     SOLE                  5,700
Plains Exploration & ProductioEquities         726505100          558    11,750SH     SOLE                 11,750
Plug Power Inc                Equities        72919p103            39    10,000SH     SOLE                 10,000
Powershs Water Resources Ptf  Unit Trusts     73935X575           223    12,100SH     SOLE                 12,100
Praxair Inc                   Equities        74005P104          1465    24,700SH     SOLE                 24,700
Precision Castparts Corp      Equities         740189105          380     4,850SH     SOLE                  4,850
Procter & Gamble Co.          Equities         742718109         1131    17,600SH     SOLE                 17,600
Qualcomm Inc                  Equities         747525103          763    20,200SH     SOLE                 20,200
RyanAir Holdings PLC          Spon ADR         783513104          208     2,557SH     SOLE                  2,557
S&P DEP Receipts              Unit Trusts     78462F103          1969    13,901SH     SOLE                 13,901
Schlumberger Ltd              Equities         806857108         1312    20,778SH     SOLE                 20,778
Consumer Staples Sector SPDR FUnit Trusts     81369Y308           206     7,900SH     SOLE                  7,900
Starbucks Corp                Equities         855244109         1638    46,250SH     SOLE                 46,250
Symantec Corp                 Equities         871503108          430    20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LTADR              874039100          298    27,282SH     SOLE                 27,282
Take Two Interactive Software Equities         874054109          266    15,000SH     SOLE                 15,000
Target Corporation            Equities        87612E106          1074    18,825SH     SOLE                 18,825
Tata Motors LTD               Spon ADR         876568502          406    19,888SH     SOLE                 19,888
Telefonos de Mexico S A SPON AADR ord L        879403780          788    27,890SH     SOLE                 27,890
Teva Pharmaceutical Ind       Equities         881624209          975    31,385SH     SOLE                 31,385
Texas Instruments, Inc.       Equities         882508104          611    21,220SH     SOLE                 21,220
Textron Incorporated          Equities         883203101          443     4,725SH     SOLE                  4,725
Thoratec Corp                 Equities         885175307          727    41,350SH     SOLE                 41,350
3M Company                    Equities        88579Y101           818    10,500SH     SOLE                 10,500
Unibanco-Uniao de Bancos BrasiGDR REPPFD UT   90458E107           819     8,815SH     SOLE                  8,815
Valero Energy Corp            Equities        91913Y100          1187    23,200SH     SOLE                 23,200
Varian Medical Systems Inc    Equities        92220P105          1001    21,050SH     SOLE                 21,050
Verizon Communications        Equities        92343V104           256     6,877SH     SOLE                  6,877
Vodafone Group PLC            Equities        92857W100           838    30,169SH     SOLE                 30,169
Walgreen Company              Equities         931422109          438     9,550SH     SOLE                  9,550
WellPoint, Inc.               Equities        94973V107          1268    16,113SH     SOLE                 16,113
Wells Fargo & Co.             Equities         949746101         1359    38,220SH     SOLE                 38,220
Williams Companies Inc.       Equities         969457100          336    12,850SH     SOLE                 12,850
Windstream Corp               Equities        97381W104           176    12,375SH     SOLE                 12,375
Wm Wrigley Jr Co              Equities         982526105          272     5,250SH     SOLE                  5,250